State Street Fixed Income Sector Rotation ETF Average Annual Total Returns		12 Months Ended	46 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	81 Months Ended	117 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	1.01%	(0.12%)	(0.17%)	(0.36%)	1.67%	1.72%	2.01%
State Street Fixed Income Sector Rotation ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.22%				(1.35%)	0.80%
Performance Inception Date	Apr. 03, 2019
State Street Fixed Income Sector Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.51%				(2.55%)	(0.44%)
State Street Fixed Income Sector Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.66%				(1.52%)	0.09%